Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Loss allowance	£ (994)
Allowance account for credit losses of financial assets		£ 1,007
Coverage	0.30%	0.30%
Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ 305,500	£ 316,700
Loss allowance	£ (1,000)
Allowance account for credit losses of financial assets		£ 1,000
Coverage	0.30%	0.30%
ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 1,000
Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	59,900	65,400
Internal grade 9 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	46,700	46,400
Internal grade 8 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	93,500	94,400
Internal grade 7 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	56,700	60,300
Internal grade 6 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	19,300	20,100
Internal grade 5 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	200	200
Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	10,100	11,400
Internal grade 4 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	300	200
Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	5,900	5,800
Internal grade 3 to 1 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	500	600
Other | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	14,400	13,900
Other | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	274,100	285,000
Loss allowance	£ (900)
Allowance account for credit losses of financial assets		£ 900
Coverage	0.30%	0.30%
On-balance sheet | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 225,100	£ 232,400
Loss allowance	£ (900)
Allowance account for credit losses of financial assets		£ 900
Coverage	0.40%	0.40%
On-balance sheet | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 176,300	£ 188,000
Loss allowance	£ (200)
Allowance account for credit losses of financial assets		£ 300
Coverage	0.10%	0.20%
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 156,300	£ 172,900
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 18,100	£ 13,400
Loss allowance	£ (100)
Allowance account for credit losses of financial assets		£ 200
Coverage	0.50%	1.50%
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,900	£ 1,700
Loss allowance	£ (100)
Allowance account for credit losses of financial assets		£ 100
Coverage	5.00%	5.90%
On-balance sheet | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
On-balance sheet | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	900	900
On-balance sheet | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	200	300
On-balance sheet | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	200
On-balance sheet | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	59,900	65,300
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	15,200	15,200
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	5,200	9,500
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	5,200	9,500
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	40,400	39,200
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	36,500	37,000
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	33,100	34,100
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	32,000	33,800
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,100	300
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	86,500	87,500
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	86,300	87,200
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	81,000	83,800
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	76,900	82,100
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	4,100	1,700
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	49,900	53,800
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	49,900	53,800
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	42,000	45,600
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	36,700	41,600
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	5,300	4,000
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	14,700	15,200
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	14,700	15,200
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	6,700	7,300
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,600	4,200
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,100	3,100
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	100
On-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	100
On-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	8,400	9,300
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	8,400	9,300
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,800	3,800
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	500	500
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,200	3,200
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	5,500	5,400
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	5,500	5,400
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	3,400	3,100
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,400	1,300
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,900	1,700
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	500	500
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	500	500
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Other | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	9,700	10,200
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	9,500	10,200
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,100
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,300	1,100
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	40,500	46,600
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Cash and balances at central banks | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	£ 40,500	£ 46,600
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Cash and balances at central banks | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Cash and balances at central banks | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	40,500	46,600
On-balance sheet | Cash and balances at central banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	40,500	46,600
On-balance sheet | Cash and balances at central banks | Internal grade 9 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 9 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	211,200	223,800
Loss allowance	£ (900)
Allowance account for credit losses of financial assets		£ 900
Coverage	0.40%	0.40%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 186,100	£ 203,600
Loss allowance	£ (100)
Allowance account for credit losses of financial assets		£ 100
Coverage	0.10%	0.00%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 22,500	£ 17,900
Loss allowance	£ (400)
Allowance account for credit losses of financial assets		£ 500
Coverage	1.70%	2.80%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 2,600	£ 2,300
Loss allowance	£ (400)
Allowance account for credit losses of financial assets		£ 300
Coverage	13.30%	13.00%
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 900
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	400	500
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	400	300
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	5,300	9,500
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	5,300	9,500
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	34,700	36,500
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	33,600	36,200
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	1,100	300
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	85,600	87,100
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	81,500	85,400
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	4,100	1,700
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	49,300	52,700
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	43,900	48,400
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	5,400	4,300
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	14,700	15,200
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	10,400	11,100
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	4,300	4,100
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	8,400	9,300
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	2,800	4,000
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	5,500	5,200
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	5,500	5,400
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	400	500
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	2,400	2,600
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	2,700	2,300
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	500	500
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	200
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	400	300
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	8,600	9,000
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	8,300	8,600
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	200
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	1,200	1,100
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Loans and advances to banks | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	£ 1,100
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Loans and advances to banks | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Loans and advances to banks | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Loans and advances to banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Loans and advances to banks | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	(100)
On-balance sheet | Loans and advances to banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	(100)
On-balance sheet | Loans and advances to banks | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	900	1,100
On-balance sheet | Loans and advances to banks | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	900	1,100
On-balance sheet | Loans and advances to banks | Other | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Loans and advances to banks | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	12,500	7,300
Loss allowance	0
Allowance account for credit losses of financial assets		£ 0
Coverage		0.00%
On-balance sheet | Reverse repurchase agreements – non trading | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	12,500	£ 7,300
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Reverse repurchase agreements – non trading | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Reverse repurchase agreements – non trading | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	9,600	5,400
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	9,600	5,400
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	1,600	600
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	1,600	600
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	700	100
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	700	100
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	600	1,100
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	600	1,100
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	100
On-balance sheet | Reverse repurchase agreements – non trading | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	100
On-balance sheet | Reverse repurchase agreements – non trading | Other | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Other financial assets at amortised cost | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other financial assets at amortised cost | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	8,500	6,000
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Financial assets at FVOCI | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	£ 8,500	£ 6,000
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
On-balance sheet | Financial assets at FVOCI | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Financial assets at FVOCI | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	4,200	3,500
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	4,200	3,500
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	3,900	2,200
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	3,900	2,200
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	200	300
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	200	300
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Other | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	200	0
On-balance sheet | Financial assets at FVOCI | Other | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	200	0
On-balance sheet | Financial assets at FVOCI | Other | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Other | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	31,400	31,700
Loss allowance	£ (100)
Allowance account for credit losses of financial assets		£ 100
Coverage	0.30%	0.30%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	£ 30,300	£ 30,800
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 800
Loss allowance	£ (100)
Allowance account for credit losses of financial assets		£ 100
Coverage	9.10%	12.50%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Loss allowance	£ 0
Allowance account for credit losses of financial assets		£ 0
Coverage	0.00%	0.00%
Off-balance sheet | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-balance sheet | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	100	100
Off-balance sheet | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	100
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	100
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	6,300	7,200
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	6,300	7,200
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	7,000	6,900
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	6,900	6,800
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	100	100
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	6,800	6,500
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	6,700	6,400
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	100	100
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	4,600	4,900
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	4,400	4,700
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	200	200
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	1,700	2,100
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	1,200	1,700
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	500	400
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	100	0
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	100	0
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	400	400
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	100	200
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	200	100
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	100	100
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	100
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	100
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	4,700	3,700
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	4,700	3,700
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0